Shareholder Report, Holdings (Details) - C000246166 [Member]	May 31, 2026
Vanguard FTSE Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
iShares Core MSCI International Developed Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Avantis International Small Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Avantis Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Avantis Emerging Markets Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%